Label	Element	Value
Turner Emerging Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001006783_SupplementTextBlock

TURNER FUNDS

TURNER EMERGING GROWTH FUND

TURNER SPECTRUM FUND

Investor Class

Institutional Class

Supplement dated March 25, 2014

to the Prospectus dated January 31, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective April 21, 2014:

Risk/Return [Heading]	rr_RiskReturnHeading	Turner Emerging Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

4.                         The second paragraph under “Principal Strategy” on page 10 is deleted and replaced with the following:

The Fund invests its assets using the following five Investment Strategies:  (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Titan; and (5) Global Resources and Infrastructure.  Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 20.0% of its assets to each Investment Strategy.

5.                         The eighth paragraph under “Principal Strategy on page 10 is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE